UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

International Discovery Fund

Investor Class (PRIDX)

This annual shareholder report contains important information about International Discovery Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Discovery Fund - Investor Class	$135	1.24%

What drove fund performance during the past 12 months?

  International small-cap stocks posted solid gains in the year ended October 31, 2025. The dominant market narrative was investors’ narrow focus on artificial intelligence, defense, and infrastructure-related companies. Valuations in many parts of the international small-cap market remained reasonable as a result.

  Versus the S&P Global ex-U.S. Small Cap Index Net, the leading contributor to relative performance was stock selection in Japan. Shares of Toyo Tire surged after the tiremaker released stronger-than-expected earnings, raised guidance, and announced that it would increase its U.S. tire production capacity to mitigate tariff impacts. Our stock choices and underweight position in Taiwan also added value.

  On the negative side, the leading detractor from relative performance was stock selection in the UK. Auction Technology Group was a major laggard. Shares of the online auction platform operator fell sharply after it announced a strategic acquisition in the arts and antiques segment at a time when the macroeconomic backdrop remained uncertain. Our stock choices in Italy also dragged.

  The fund invests in rapidly growing, small to medium-sized companies outside the U.S. with a focus on durable growth opportunities. We seek companies that have a sound business model and management team, a prudent balance sheet, and a reasonable valuation and that are operating within an attractive industry structure. We continued to keep a good level of balance in the portfolio but still with a tilt toward high-quality growth companies. We sought to reduce our outsized country bets, where possible, in anticipation of a pullback in globalization over time.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,562	8,996	9,171
2016	10,076	9,902	10,273
2016	10,438	10,079	10,458
2016	10,540	10,110	10,427
2017	10,707	10,470	10,740
2017	11,804	11,164	11,568
2017	12,829	11,978	12,417
2017	13,718	12,513	13,063
2018	15,152	13,634	14,372
2018	14,591	12,988	13,721
2018	14,595	12,727	13,312
2018	12,582	11,461	11,738
2019	12,717	11,864	11,960
2019	13,700	12,472	12,539
2019	13,460	12,352	12,379
2019	13,849	12,729	12,734
2020	14,459	13,053	13,173
2020	13,262	11,029	10,824
2020	16,252	12,477	12,607
2020	17,144	12,505	12,743
2021	20,663	15,011	15,471
2021	22,079	16,024	16,973
2021	22,693	16,191	17,378
2021	22,201	16,349	17,402
2022	19,691	15,537	16,031
2022	16,497	14,280	14,718
2022	16,166	13,580	13,882
2022	13,981	12,187	12,343
2023	16,594	14,530	14,731
2023	16,422	14,566	14,588
2023	16,913	15,309	15,290
2023	14,700	13,581	13,433
2024	16,749	15,400	15,142
2024	17,615	15,975	15,566
2024	18,630	16,809	16,330
2024	18,320	16,888	16,297
2025	18,385	16,999	16,051
2025	18,881	17,754	16,673
2025	20,529	19,266	18,624
2025	21,649	20,992	19,716

202501-4140694, 202512-4880877

F38-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Discovery Fund (Investor Class)	18.17%	4.78%	8.03%
S&P Global ex US Broad Market Index (BMI) Net (Regulatory Benchmark)	24.30	10.92	7.70
S&P Global ex-U.S. Small Cap Index Net (Strategy Benchmark)	20.98	9.12	7.02

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$6,462,977
  Number of Portfolio Holdings245
  Investment Advisory Fees Paid (000s)$59,798
  Portfolio Turnover Rate41.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	27.0%
Consumer Discretionary	16.2
Financials	11.8
Materials	11.5
Information Technology	11.3
Health Care	7.9
Real Estate	4.2
Communication Services	3.3
Energy	2.7
Other	4.1

Top Ten Holdings (as a % of Net Assets)

BAWAG Group, Austria	2.4%
SPIE, France	1.8
MercadoLibre, Argentina	1.7
Montana Aerospace, Switzerland	1.7
flatexDEGIRO, Germany	1.0
Redcare Pharmacy, Germany	1.0
Spirax Group, United Kingdom	1.0
Badger Infrastructure Solutions, Canada	0.8
Hoa Phat Group, Vietnam	0.8
DPM Metals, Canada	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

S&P does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Discovery Fund

Investor Class (PRIDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

International Discovery Fund

I Class (TIDDX)

This annual shareholder report contains important information about International Discovery Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Discovery Fund - I Class	$118	1.08%

What drove fund performance during the past 12 months?

  International small-cap stocks posted solid gains in the year ended October 31, 2025. The dominant market narrative was investors’ narrow focus on artificial intelligence, defense, and infrastructure-related companies. Valuations in many parts of the international small-cap market remained reasonable as a result.

  Versus the S&P Global ex-U.S. Small Cap Index Net, the leading contributor to relative performance was stock selection in Japan. Shares of Toyo Tire surged after the tiremaker released stronger-than-expected earnings, raised guidance, and announced that it would increase its U.S. tire production capacity to mitigate tariff impacts. Our stock choices and underweight position in Taiwan also added value.

  On the negative side, the leading detractor from relative performance was stock selection in the UK. Auction Technology Group was a major laggard. Shares of the online auction platform operator fell sharply after it announced a strategic acquisition in the arts and antiques segment at a time when the macroeconomic backdrop remained uncertain. Our stock choices in Italy also dragged.

  The fund invests in rapidly growing, small to medium-sized companies outside the U.S. with a focus on durable growth opportunities. We seek companies that have a sound business model and management team, a prudent balance sheet, and a reasonable valuation and that are operating within an attractive industry structure. We continued to keep a good level of balance in the portfolio but still with a tilt toward high-quality growth companies. We sought to reduce our outsized country bets, where possible, in anticipation of a pullback in globalization over time.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
12/17/15	500,000	500,000	500,000
1/31/16	475,756	468,738	469,923
4/30/16	501,503	515,954	526,403
7/31/16	519,677	525,191	535,847
10/31/16	524,850	526,800	534,291
1/31/17	533,356	545,557	550,341
4/30/17	588,175	581,726	592,736
7/31/17	639,430	624,151	636,236
10/31/17	683,844	651,991	669,345
1/31/18	755,611	710,421	736,441
4/30/18	727,958	676,769	703,056
7/31/18	728,357	663,160	682,110
10/31/18	628,128	597,188	601,455
1/31/19	635,139	618,205	612,808
4/30/19	684,429	649,850	642,507
7/31/19	672,638	643,599	634,280
10/31/19	692,290	663,243	652,500
1/31/20	723,058	680,119	674,966
4/30/20	663,394	574,661	554,626
7/31/20	813,252	650,119	645,984
10/31/20	858,080	651,597	652,939
1/31/21	1,034,494	782,143	792,728
4/30/21	1,105,850	834,957	869,713
7/31/21	1,136,977	843,638	890,433
10/31/21	1,112,592	851,865	891,686
1/31/22	987,267	809,553	821,424
4/30/22	827,505	744,088	754,176
7/31/22	811,203	707,598	711,318
10/31/22	701,912	635,017	632,483
1/31/23	833,248	757,099	754,843
4/30/23	825,046	758,983	747,494
7/31/23	849,921	797,689	783,453
10/31/23	738,992	707,644	688,329
1/31/24	842,374	802,424	775,873
4/30/24	886,391	832,396	797,585
7/31/24	937,698	875,826	836,760
10/31/24	922,567	879,987	835,047
1/31/25	926,193	885,741	822,449
4/30/25	951,574	925,067	854,311
7/31/25	1,035,030	1,003,857	954,275
10/31/25	1,091,958	1,093,819	1,010,238

202501-4140694, 202512-4880877

F436-052 12/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
International Discovery Fund (I Class)	18.36%	4.94%	8.23%
S&P Global ex US Broad Market Index (BMI) Net (Regulatory Benchmark)	24.30	10.92	8.25
S&P Global ex-U.S. Small Cap Index Net (Strategy Benchmark)	20.98	9.12	7.38

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$6,462,977
  Number of Portfolio Holdings245
  Investment Advisory Fees Paid (000s)$59,798
  Portfolio Turnover Rate41.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	27.0%
Consumer Discretionary	16.2
Financials	11.8
Materials	11.5
Information Technology	11.3
Health Care	7.9
Real Estate	4.2
Communication Services	3.3
Energy	2.7
Other	4.1

Top Ten Holdings (as a % of Net Assets)

BAWAG Group, Austria	2.4%
SPIE, France	1.8
MercadoLibre, Argentina	1.7
Montana Aerospace, Switzerland	1.7
flatexDEGIRO, Germany	1.0
Redcare Pharmacy, Germany	1.0
Spirax Group, United Kingdom	1.0
Badger Infrastructure Solutions, Canada	0.8
Hoa Phat Group, Vietnam	0.8
DPM Metals, Canada	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

S&P does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Discovery Fund

I Class (TIDDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

International Discovery Fund

Z Class (TRZKX)

This annual shareholder report contains important information about International Discovery Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Discovery Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  International small-cap stocks posted solid gains in the year ended October 31, 2025. The dominant market narrative was investors’ narrow focus on artificial intelligence, defense, and infrastructure-related companies. Valuations in many parts of the international small-cap market remained reasonable as a result.

  Versus the S&P Global ex-U.S. Small Cap Index Net, the leading contributor to relative performance was stock selection in Japan. Shares of Toyo Tire surged after the tiremaker released stronger-than-expected earnings, raised guidance, and announced that it would increase its U.S. tire production capacity to mitigate tariff impacts. Our stock choices and underweight position in Taiwan also added value.

  On the negative side, the leading detractor from relative performance was stock selection in the UK. Auction Technology Group was a major laggard. Shares of the online auction platform operator fell sharply after it announced a strategic acquisition in the arts and antiques segment at a time when the macroeconomic backdrop remained uncertain. Our stock choices in Italy also dragged.

  The fund invests in rapidly growing, small to medium-sized companies outside the U.S. with a focus on durable growth opportunities. We seek companies that have a sound business model and management team, a prudent balance sheet, and a reasonable valuation and that are operating within an attractive industry structure. We continued to keep a good level of balance in the portfolio but still with a tilt toward high-quality growth companies. We sought to reduce our outsized country bets, where possible, in anticipation of a pullback in globalization over time.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
4/30/21	10,103	10,110	10,346
7/31/21	10,415	10,215	10,592
10/31/21	10,218	10,315	10,607
1/31/22	9,091	9,803	9,771
4/30/22	7,640	9,010	8,971
7/31/22	7,510	8,568	8,461
10/31/22	6,516	7,689	7,524
1/31/23	7,757	9,167	8,979
4/30/23	7,699	9,190	8,892
7/31/23	7,955	9,659	9,319
10/31/23	6,935	8,569	8,188
1/31/24	7,927	9,716	9,229
4/30/24	8,364	10,079	9,488
7/31/24	8,873	10,605	9,954
10/31/24	8,752	10,655	9,933
1/31/25	8,811	10,725	9,783
4/30/25	9,076	11,201	10,162
7/31/25	9,898	12,155	11,351
10/31/25	10,473	13,245	12,017

202501-4140694, 202512-4880877

F1413-052 12/25

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
International Discovery Fund (Z Class)	19.66%	0.99%
S&P Global ex US Broad Market Index (BMI) Net (Regulatory Benchmark)	24.30	6.18
S&P Global ex-U.S. Small Cap Index Net (Strategy Benchmark)	20.98	4.00

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$6,462,977
  Number of Portfolio Holdings245
  Investment Advisory Fees Paid (000s)$59,798
  Portfolio Turnover Rate41.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	27.0%
Consumer Discretionary	16.2
Financials	11.8
Materials	11.5
Information Technology	11.3
Health Care	7.9
Real Estate	4.2
Communication Services	3.3
Energy	2.7
Other	4.1

Top Ten Holdings (as a % of Net Assets)

BAWAG Group, Austria	2.4%
SPIE, France	1.8
MercadoLibre, Argentina	1.7
Montana Aerospace, Switzerland	1.7
flatexDEGIRO, Germany	1.0
Redcare Pharmacy, Germany	1.0
Spirax Group, United Kingdom	1.0
Badger Infrastructure Solutions, Canada	0.8
Hoa Phat Group, Vietnam	0.8
DPM Metals, Canada	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

S&P does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Discovery Fund

Z Class (TRZKX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$26,647	$26,450
Audit-Related Fees	26,596	4,850
Tax Fees	1,618	1,681
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRIDX International Discovery
Fund
TIDDX International Discovery
Fund–
.
I Class
TRZKX International Discovery
Fund–
.
Z Class

T. ROWE PRICE International Discovery Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 66 .80 $ 54 .73 $ 53 .67 $ 98 .74 $ 79 .63
Investment activities
Net investment income
(loss)
(1)(2)
0 .66 1 .03 0 .51 0 .18 ( 0 .08 )
Net realized and unrealized
gain/loss 11 .03 12 .33 2 .36 ( 32 .33 ) 23 .09
Total from investment
activities 11 .69 13 .36 2 .87 ( 32 .15 ) 23 .01
Distributions
Net investment income ( 1 .48 ) ( 0 .79 ) — — ( 0 .07 )
Net realized gain ( 1 .06 ) ( 0 .50 ) ( 1 .81 ) ( 12 .92 ) ( 3 .83 )
Total distributions ( 2 .54 ) ( 1 .29 ) ( 1 .81 ) ( 12 .92 ) ( 3 .90 )
NET ASSET VALUE
End of period $ 75 .95 $ 66 .80 $ 54 .73 $ 53 .67 $ 98 .74

T. ROWE PRICE International Discovery Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
18 .17% 24 .63% 5 .14% ( 37 .03 ) % 29 .50%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .24% 1 .25% 1 .24% 1 .23% 1 .18%
Net expenses after
waivers/payments by Price
Associates 1 .24% 1 .25% 1 .24% 1 .23% 1 .18%
Net investment income (loss) 0 .97% 1 .61% 0 .86% 0 .25% ( 0 .08 ) %
Portfolio turnover rate 41 .3% 29 .3% 28 .3% 24 .6% 29 .4%
Net assets, end of period (in
millions) $1,883 $2,168 $2,408 $2,647 $5,979
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Discovery Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 67 .07 $ 54 .96 $ 53 .82 $ 99 .01 $ 79 .82
Investment activities
Net investment income
(1)(2)
0 .79 1 .20 0 .60 0 .38 0 .06
Net realized and unrealized
gain/loss 11 .03 12 .32 2 .35 ( 32 .47 ) 23 .12
Total from investment
activities 11 .82 13 .52 2 .95 ( 32 .09 ) 23 .18
Distributions
Net investment income ( 1 .68 ) ( 0 .91 ) — — ( 0 .16 )
Net realized gain ( 1 .06 ) ( 0 .50 ) ( 1 .81 ) ( 13 .10 ) ( 3 .83 )
Total distributions ( 2 .74 ) ( 1 .41 ) ( 1 .81 ) ( 13 .10 ) ( 3 .99 )
NET ASSET VALUE
End of period $ 76 .15 $ 67 .07 $ 54 .96 $ 53 .82 $ 99 .01
Ratios/Supplemental Data
Total return
(2)(3)
18 .36% 24 .84% 5 .28% ( 36 .91 ) % 29 .66%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .08% 1 .09% 1 .09% 1 .08% 1 .05%
Net expenses after
waivers/payments by Price
Associates 1 .08% 1 .08% 1 .09% 1 .08% 1 .05%
Net investment income 1 .15% 1 .84% 1 .01% 0 .56% 0 .06%
Portfolio turnover rate 41 .3% 29 .3% 28 .3% 24 .6% 29 .4%
Net assets, end of period (in
millions) $4,512 $3,667 $3,095 $3,172 $4,661
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Discovery Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
10/31/21 10/31/25 10/31/24 10/31/23 10/31/22
NET ASSET VALUE
Beginning of period $ 68 .27 $ 55 .84 $ 54 .08 $ 99 .53 $ 97 .41
Investment activities
Net investment income
(2)(3)
1 .36 1 .92 1 .25 1 .08 1 .04
Net realized and unrealized
gain/loss 11 .38 12 .51 2 .32 ( 32 .43 ) 1 .08
Total from investment
activities 12 .74 14 .43 3 .57 ( 31 .35 ) 2 .12
Distributions
Net investment income ( 2 .51 ) ( 1 .50 ) — — —
Net realized gain ( 1 .06 ) ( 0 .50 ) ( 1 .81 ) ( 14 .10 ) —
Total distributions ( 3 .57 ) ( 2 .00 ) ( 1 .81 ) ( 14 .10 ) —
NET ASSET VALUE
End of period $ 77 .44 $ 68 .27 $ 55 .84 $ 54 .08 $ 99 .53

T. ROWE PRICE International Discovery Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
10/31/21 10/31/25 10/31/24 10/31/23 10/31/22
Ratios/Supplemental Data
Total return
(3)(4)
19 .66% 26 .21% 6 .43% ( 36 .23 ) % 2 .18%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 1 .06% 1 .06% 1 .07% 1 .07% 1 .05%
(5)
Net expenses after
waivers/payments by Price
Associates 0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment income 1 .97% 2 .91% 2 .07% 1 .58% 1 .51%
(5)
Portfolio turnover rate 41 .3% 29 .3% 28 .3% 24 .6% 29 .4%
Net assets, end of period (in
millions) $68 $118 $118 $122 $197
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Discovery Fund
October 31, 2025

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.1%
Common Stocks 2.1%
MercadoLibre (USD) (1) 48,242 112,272
Vista Energy, ADR (USD) (1)(2) 445,523 21,585
Total Argentina (Cost $27,626) 133,857
AUSTRALIA 1.6%
Common Stocks 1.6%
ALS  2,385,540 33,857
Cochlear  117,465 22,053
IDP Education (2) 3,385,316 12,410
Netwealth Group  482,065 9,703
Pilbara Minerals (1)(2) 7,592,482 16,337
Reliance Worldwide  4,376,219 11,866
Total Australia (Cost $93,355) 106,226
AUSTRIA 2.4%
Common Stocks 2.4%
BAWAG Group  1,214,902 157,003
Total Austria (Cost $54,887) 157,003
BELGIUM 0.6%
Common Stocks 0.6%
KBC Ancora  209,530 16,487
Syensqo  53,816 4,442
Warehouses De Pauw  681,420 17,305
Total Belgium (Cost $35,693) 38,234
BRAZIL 2.0%
Common Stocks 2.0%
Klabin  9,522,955 31,791
Localiza Rent a Car  2,762,074 20,166
Multiplan Empreendimentos Imobiliarios  3,409,032 17,445
Raia Drogasil  10,029,655 37,341

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
TOTVS  2,611,767 21,608
Total Brazil (Cost $109,124) 128,351
CANADA 9.2%
Common Stocks 9.2%
Aritzia (1) 316,982 22,142
AtkinsRealis Group  614,292 43,321
ATS (1) 606,686 16,688
Badger Infrastructure Solutions  1,027,440 53,908
Capstone Copper (1) 3,002,658 26,803
Definity Financial  642,590 29,895
Descartes Systems Group (1) 545,180 48,149
DPM Metals  974,591 20,846
DPM Metals, CDI (AUD) (2) 1,429,598 31,298
Equinox Gold (1) 880,300 9,672
ERO Copper (1) 2,387,948 50,992
Exchange Income (2) 841,851 46,122
G Mining Ventures (1) 826,200 16,264
Jamieson Wellness (2) 947,296 23,518
Kinaxis (1) 246,456 29,844
North West (2) 467,470 15,165
NuVista Energy (1) 2,440,856 29,028
OR Royalties  828,084 26,569
Richelieu Hardware  664,017 18,204
Shopify, Class A (1) 77,270 13,435
StorageVault Canada  7,186,208 25,362
Total Canada (Cost $410,986) 597,225
CHINA 10.8%
Common Stocks 4.7%
ATRenew, ADR (USD) (1) 3,018,722 11,683
BOC Aviation (HKD)  2,031,700 17,809
Bosideng International Holdings (HKD)  40,772,000 24,949
C&D International Investment Group (HKD)  8,552,000 17,565
China Resources Mixc Lifestyle Services (HKD)  9,583,400 50,142
H World Group (HKD)  6,443,700 24,986
Hangzhou Tigermed Consulting, Class H (HKD)  2,192,200 13,119
iQIYI, ADR (USD) (1)(2) 1,236,435 2,856
Kanzhun, ADR (USD)  1,549,728 34,342
Kingboard Laminates Holdings (HKD) (2) 22,321,000 37,370
MINISO Group Holding (HKD)  3,122,000 16,692

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Ninebot, CDR  2,652,846 22,678
Shandong Weigao Group Medical Polymer, Class H (HKD)  2,609,200 1,827
Shenzhou International Group Holdings (HKD)  2,824,900 24,384
Zepp Health, ADR (USD) (1) 163,205 6,590
306,992
Common Stocks - China A Shares 6.1%
Beijing Huafeng Test & Control Technology, A Shares (CNH)  660,851 18,584
China Jushi, A Shares (CNH)  11,876,967 27,357
CNOOC Energy Technology & Services, A Shares (CNH)  17,383,324 9,533
Dongguan Yiheda Automation, A Shares (CNH)  2,849,900 11,512
Electric Connector Technology, A Shares (CNH)  3,276,704 23,181
Guangdong Mingyang Electric, A Shares (CNH)  2,570,300 16,567
Hengtong Optic-electric, A Shares (CNH)  5,781,500 18,172
Hongfa Technology, A Shares (CNH)  8,271,988 35,424
Jiangsu Zhongtian Technology, A Shares (CNH)  7,591,500 18,074
LB Group, A Shares (CNH)  3,735,600 9,670
Loncin Motor, A Shares (CNH)  13,469,331 25,781
Riyue Heavy Industry, A Shares (CNH)  10,125,987 20,688
WUS Printed Circuit Kunshan, A Shares (CNH)  2,945,063 29,277
Xiamen Faratronic, A Shares (CNH)  1,242,987 21,029
Xiamen Tungsten, A Shares (CNH)  3,901,900 19,587
Yankershop Food, A Shares (CNH)  1,022,480 10,549
Yantai Jereh Oilfield Services Group, A Shares (CNH)  2,948,944 20,719
Yunnan Aluminium, A Shares (CNH)  10,688,100 34,517
Zhejiang Dingli Machinery, A Shares (CNH)  2,881,178 21,514
391,735
Total China (Cost $541,583) 698,727
DENMARK 0.8%
Common Stocks 0.8%
Royal Unibrew  220,651 16,677
Zealand Pharma (1)(2) 398,488 31,550
Total Denmark (Cost $33,447) 48,227
FINLAND 0.8%
Common Stocks 0.8%
Mandatum  3,601,812 25,833
Valmet (2) 709,978 23,102
Total Finland (Cost $38,948) 48,935

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
FRANCE 6.1%
Common Stocks 6.1%
Beneteau (2) 2,183,572 21,047
Edenred  574,290 16,507
Eramet (2) 228,586 15,649
Eurofins Scientific  589,902 41,606
Exosens  373,019 20,954
Lectra  712,883 18,906
Nexity (1)(2) 2,358,568 24,687
Planisware  939,345 22,074
Robertet (2) 34,910 33,505
SPIE  2,232,460 113,615
Virbac  124,640 50,966
Vivendi  4,650,316 16,750
Total France (Cost $298,047) 396,266
GERMANY 3.8%
Common Stocks 3.8%
Adesso  117,997 12,742
Bechtle  483,067 20,419
flatexDEGIRO  1,773,284 67,264
Hypoport (1)(2) 90,549 13,525
IONOS Group (1) 596,423 21,183
Redcare Pharmacy (1)(2) 770,316 63,237
Schott Pharma  1,139,066 25,576
Scout24  173,830 20,103
Total Germany (Cost $202,322) 244,049
ICELAND 0.1%
Common Stocks 0.1%
Alvotech (USD) (1)(2) 1,140,084 8,722
Total Iceland (Cost $13,962) 8,722
INDIA 6.0%
Common Stocks 6.0%
Astral  2,316,139 37,814
Blue Star  1,144,309 24,917

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Craftsman Automation  77,025 5,793
CreditAccess Grameen (1) 1,533,609 24,571
Dixon Technologies India  163,715 28,552
Eternal (1) 8,840,381 31,551
Hexaware Technologies  2,872,985 22,236
Info Edge India  1,530,383 23,745
KEI Industries  304,797 13,837
Lenskart Solutions, 30 Days Lockup Shares (1)(3) 1,265,881 5,732
Lenskart Solutions, 90 Days Lockup Shares (1)(3) 1,265,881 5,732
Metro Brands  1,328,899 16,860
Page Industries  56,404 26,165
Polycab India  561,037 48,663
Sapphire Foods India (1) 6,500,021 20,937
Swiggy (1) 4,857,524 22,407
Torrent Pharmaceuticals  485,401 19,466
Vedant Fashions  1,367,554 9,941
Total India (Cost $272,170) 388,919
IRELAND 0.1%
Common Stocks 0.1%
Cairn Homes (GBP)  3,632,124 8,092
Total Ireland (Cost $3,365) 8,092
ITALY 3.3%
Common Stocks 3.3%
Amplifon (2) 2,575,028 44,007
Ariston Holding  1,909,916 7,940
Carel Industries  1,432,757 37,249
Ermenegildo Zegna (USD) (2) 3,115,937 31,814
FinecoBank Banca Fineco  1,851,761 42,368
GVS (1)(2) 2,543,274 12,625
Interpump Group (2) 752,890 38,857
Total Italy (Cost $157,153) 214,860
JAPAN 19.3%
Common Stocks 19.3%
Aiful  15,897,600 46,751
CKD  1,239,600 26,544
Cover (1)(2) 1,300,200 15,419

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Daicel  2,708,900 23,308
Daiei Kankyo (2) 864,300 19,222
Daiwabo Holdings  1,114,500 20,819
Fukuoka Financial Group (2) 525,100 15,260
Fuso Chemical (2) 538,700 17,859
Hanwa  1,209,200 50,436
Hikari Tsushin  71,000 18,807
Horiba  460,000 42,738
Konica Minolta  9,291,100 31,905
Kyoritsu Maintenance (2) 595,700 11,593
Maeda Kosen (2) 631,700 7,892
METAWATER  633,200 13,591
Miura  1,919,200 37,163
Modec  535,800 34,757
Nakanishi  1,551,000 20,536
Nextage  2,530,200 38,021
Nifco  1,797,000 52,076
Nippon Seiki  2,590,900 29,939
Nippon Soda  1,619,000 35,892
Niterra  948,500 38,910
Obara Group (4) 1,366,200 37,143
Oji Holdings  5,720,600 28,863
Open House Group  320,200 15,409
Park24 (2) 1,320,300 15,430
Penta-Ocean Construction  3,220,500 29,484
Relo Group  2,254,000 24,264
Rengo  4,007,100 24,405
Resorttrust  1,763,700 20,784
Rigaku Holdings (2) 2,013,800 12,891
Round One  3,600,300 25,851
Sakata INX (4) 3,167,400 46,756
Sankyu  410,700 20,970
Sega Sammy Holdings  1,541,700 28,527
Strike (2) 423,800 10,440
Sumitomo Seika Chemicals (2) 392,000 12,142
Taiheiyo Cement  1,712,300 46,457
Takashimaya (2) 2,926,000 31,298
Takeuchi Manufacturing  394,400 16,260
Tokai Carbon  481,800 3,227
Tokyo Century  741,400 8,750
Tokyo Kiraboshi Financial Group  677,900 32,278
Tokyo Seimitsu  274,300 18,870
Tokyo Tatemono  1,501,500 28,033

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Toyo Tire  1,811,700 49,514
Yamaha (2) 1,068,300 6,741
Total Japan (Cost $908,849) 1,244,225
MAURITIUS 0.2%
Common Stocks 0.2%
Alphamin Resources (CAD)  17,481,613 13,337
Total Mauritius (Cost $13,289) 13,337
MEXICO 0.3%
Common Stocks 0.3%
Grupo Aeroportuario del Sureste, ADR (USD)  64,201 19,410
Total Mexico (Cost $11,128) 19,410
NETHERLANDS 1.0%
Common Stocks 1.0%
Aalberts  477,085 15,115
IMCD (2) 455,698 47,221
Total Netherlands (Cost $40,848) 62,336
NEW ZEALAND 0.4%
Common Stocks 0.4%
Fisher & Paykel Healthcare  1,091,828 23,147
Total New Zealand (Cost $2,520) 23,147
NORWAY 1.1%
Common Stocks 1.1%
Subsea 7  1,932,089 35,286
TGS  4,311,116 37,204
Total Norway (Cost $72,911) 72,490
POLAND 0.3%
Common Stocks 0.3%
Pepco Group  2,867,875 21,601
Total Poland (Cost $15,204) 21,601

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
SLOVENIA 0.5%
Common Stocks 0.5%
Nova Ljubljanska Banka, GDR  835,569 33,524
Total Slovenia (Cost $23,238) 33,524
SOUTH KOREA 1.5%
Common Stocks 1.5%
DB Insurance  162,910 14,480
HD Hyundai Marine Solution  117,994 19,902
Hyundai Marine & Fire Insurance (1) 800,855 15,324
JYP Entertainment  530,752 30,093
SM Entertainment  162,389 13,603
Total South Korea (Cost $84,343) 93,402
SPAIN 2.0%
Common Stocks 2.0%
Aedas Homes (2) 551,391 13,533
Amadeus IT Group  258,043 19,725
Fluidra  1,052,313 30,458
HBX Group International (1)(2) 1,775,836 14,484
Laboratorios Farmaceuticos Rovi  654,658 46,157
Linea Directa Aseguradora Cia de Seguros y Reaseguros  5,606,396 7,430
Total Spain (Cost $86,536) 131,787
SWEDEN 3.9%
Common Stocks 3.9%
Asker Healthcare Group (1) 3,248,373 29,432
Beijer Ref (2) 1,389,086 21,951
Camurus (1) 402,330 26,467
HMS Networks (1)(2) 365,245 20,274
Mildef Group (2) 793,486 13,129
MIPS (2) 655,020 23,454
NOBA Bank Group (1) 2,052,606 20,677
Nordnet (2) 970,850 28,034
Rusta (2) 2,150,418 14,208
Sweco, Class B  1,084,506 19,541
Trelleborg, Class B (2) 485,312 20,253

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Troax Group  738,707 11,197
Total Sweden (Cost $203,847) 248,617
SWITZERLAND 3.8%
Common Stocks 3.8%
Bossard Holding, Class A  78,485 17,055
DKSH Holding  522,352 36,427
Georg Fischer  353,112 24,933
Montana Aerospace (1) 2,696,358 106,902
SKAN Group  113,666 7,426
SMG Swiss Marketplace Group (1)(5) 265,672 14,674
Tecan Group (2) 153,316 27,998
TX Group  39,778 10,047
Total Switzerland (Cost $222,992) 245,462
TAIWAN 2.9%
Common Stocks 2.9%
Airtac International Group  452,000 13,332
E Ink Holdings  3,130,000 21,503
Elite Material  844,000 37,082
King Yuan Electronics  6,335,000 44,417
Lotes  266,000 11,860
MPI  526,000 35,665
Universal Microwave Technology  1,625,000 23,165
Total Taiwan (Cost $130,937) 187,024
UNITED KINGDOM 9.7%
Common Stocks 9.7%
Auction Technology Group (1)(4) 7,204,308 29,257
Big Yellow Group  2,941,582 43,026
Bridgepoint Group  7,371,416 29,194
Croda International  1,288,831 48,925
Diploma  285,045 21,029
Genuit Group  4,728,546 22,990
Genus  1,224,319 39,614
Helios Towers (1) 16,417,713 32,286
ICG  1,442,142 36,636
Oxford Nanopore Technologies (1)(2) 7,772,570 14,017
Persimmon  1,415,805 22,502

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
QinetiQ Group  4,431,208 27,982
Renishaw  519,410 24,149
Rightmove  2,155,653 18,928
Rosebank Industries (1) 3,312,257 15,075
Rotork  11,407,835 51,356
Spirax Group  666,765 62,191
Syncona (1) 7,260,116 9,655
Watches of Switzerland Group (1) 3,971,435 20,499
Weir Group  1,158,485 45,097
YouGov (2) 4,434,505 15,247
Total United Kingdom (Cost $565,929) 629,655
VIETNAM 2.1%
Common Stocks 2.1%
Asia Commercial Bank  35,036,321 34,051
Hoa Phat Group (1) 51,577,908 52,389
Military Commercial Joint Stock Bank  22,930,485 20,571
Phu Nhuan Jewelry  7,528,000 27,080
Total Vietnam (Cost $105,323) 134,091
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.12% (4)(6) 33,498,108 33,498
Total Short-Term Investments (Cost $33,498) 33,498
SECURITIES LENDING COLLATERAL 3.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 3.7%
Money Market Funds 3.7%
T. Rowe Price Government Reserve Fund, 4.12% (4)(6) 242,152,725 242,153
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 242,153
Total Securities Lending Collateral (Cost $242,153) 242,153
Total Investments in Securities
102.9% of Net Assets
(Cost $5,056,213) $ 6,653,452

T. ROWE PRICE International Discovery Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at October 31, 2025.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Affiliated Companies
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $14,674 and represents 0.2% of net assets.
(6) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CDR China Depositary Receipt
CNH Offshore China Renminbi
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE International Discovery Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Auction Technology Group  $ (1,583) $ (12,068) $ —
Obara Group  (1,337) 135 1,185
Sakata INX  (1,783) 17,977 1,716
T. Rowe Price Government Reserve Fund,
4.12% — — 3,062++
Affiliates not held at period end (8,049) 22,798 347
Totals $ (12,752)# $ 28,842 $ 6,310+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
10/31/25
Auction Technology Group  $ * $ 18,232 $ 5,682 $ 29,257
CI&T, Class A  * — 22,644 —
IQE  9,905 — 23,538 —
Obara Group  40,408 802 4,202 37,143
Sakata INX  37,321 1,008 9,550 46,756
TRYT  * — 21,332 —
T. Rowe Price Government
Reserve Fund, 4.12% 348,091  ¤  ¤ 275,651
Total $ 388,807^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $6,310 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $398,636.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE International Discovery Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $5,056,213) $ 6,653,452
Foreign currency (cost $71,248) 70,577
Receivable for investment securities sold 22,744
Dividends receivable 15,832
Receivable for shares sold 4,015
Other assets 8,688
Total assets 6,775,308
Liabilities
Obligation to return securities lending collateral 242,930
Payable for investment securities purchased 38,741
Investment management fees payable 5,645
Payable for shares redeemed 3,408
Due to affiliates 80
Payable to directors 2
Other liabilities 21,525
Total liabilities 312,331
NET ASSETS $ 6,462,977

T. ROWE PRICE International Discovery Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,808,980
Paid-in capital applicable to 84,920,175 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 4,653,997
NET ASSETS $ 6,462,977
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,883,516; Shares outstanding: 24,799,298) $ 75.95
I Class
(Net assets: $4,511,656; Shares outstanding: 59,245,313) $ 76.15
Z Class
(Net assets: $67,805; Shares outstanding: 875,564) $ 77.44

T. ROWE PRICE International Discovery Fund
Statement of Operations

($000s)
Year
Ended
10/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $8,993) $ 127,675
Securities lending 2,201
Other 3
Total income 129,879
Expenses
Investment management 60,551
Shareholder servicing
Investor Class $ 3,338
I Class 402 3,740
Prospectus and shareholder reports
Investor Class 103
I Class 197 300
Custody and accounting 1,084
Legal and audit 463
Registration 91
Directors 19
Miscellaneous 150
Waived / paid by Price Associates (753)
Total expenses 65,645
Net investment income 64,234

T. ROWE PRICE International Discovery Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $4,458) 314,218
Foreign currency transactions (1,038)
Net realized gain 313,180
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(4,785)) 575,440
Other assets and liabilities denominated in foreign currencies 214
Change in net unrealized gain / loss 575,654
Net realized and unrealized gain / loss 888,834
INCREASE IN NET ASSETS FROM OPERATIONS $ 953,068

T. ROWE PRICE International Discovery Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 64,234 $ 109,641
Net realized gain 313,180 173,316
Change in net unrealized gain / loss 575,654 1,063,156
Increase in net assets from operations 953,068 1,346,113
Distributions to shareholders
Net earnings
Investor Class (79,742) (55,858)
I Class (146,499) (79,486)
Z Class (5,635) (4,206)
Decrease in net assets from distributions (231,876) (139,550)
Capital share transactions
*
Shares sold
Investor Class 162,889 214,125
I Class 1,151,713 574,779
Z Class 8,378 13,022
Distributions reinvested
Investor Class 75,889 53,982
I Class 130,730 71,463
Z Class 5,635 4,206
Shares redeemed
Investor Class (747,254) (999,550)
I Class (930,021) (763,092)
Z Class (68,922) (44,106)
Decrease in net assets from capital share
transactions (210,963) (875,171)

T. ROWE PRICE International Discovery Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Net Assets
Increase during period 510,229 331,392
Beginning of period 5,952,748 5,621,356
End of period $ 6,462,977 $ 5,952,748
*Share information (000s)
Shares sold
Investor Class 2,418 3,386
I Class 16,195 8,997
Z Class 114 193
Distributions reinvested
Investor Class 1,178 882
I Class 2,026 1,165
Z Class 87 68
Shares redeemed
Investor Class (11,251) (15,814)
I Class (13,649) (11,803)
Z Class (1,051) (658)
Decrease in shares outstanding (3,933) (13,584)

T. ROWE PRICE International Discovery Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Discovery
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small-
to medium-sized companies outside the U.S. The fund has three classes of shares: the International Discovery Fund (Investor Class), the International
Discovery Fund–I Class (I Class) and the International Discovery
Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes;
and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded

T. ROWE PRICE International Discovery Fund

at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
October 31, 2025, the fund realized $17,687,000 of net gain on $54,647,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE International Discovery Fund

New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Discovery Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE International Discovery Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Discovery Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 249,274 $ 6,117,063 $ 11,464 $ 6,377,801
Short-Term Investments 33,498 — — 33,498
Securities Lending Collateral 242,153 — — 242,153
Total $ 524,925 $ 6,117,063 $ 11,464 $ 6,653,452

T. ROWE PRICE International Discovery Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2025, the value of loaned securities was $229,860,000; the value of cash collateral and related investments was $242,930,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,384,735,000 and
$2,570,412,000, respectively, for the year ended October 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE International Discovery Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions, the character of income on passive foreign investment companies and the character of foreign capital gains taxes.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
October 31,
2025
October 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 140,275 $ 104,167
Long-term capital gain 91,601 35,383
Total distributions $ 231,876 $ 139,550
($000s)
Cost of investments $ 5,144,127
Unrealized appreciation $ 2,074,309
Unrealized depreciation (585,704)
Net unrealized appreciation (depreciation) $ 1,488,605

T. ROWE PRICE International Discovery Fund

At October 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Undistributed ordinary income $ 146,289
Undistributed long-term capital gain 174,086
Net unrealized appreciation (depreciation) 1,488,605
Total distributable earnings (loss) $ 1,808,980

T. ROWE PRICE International Discovery Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE International Discovery Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended October 31, 2025 as indicated in the table below. At October 31, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement
Investor
Class I Class Z Class
Expense limitation/I Class Limit 1.39% 0.05% 0.00%
Expense limitation date 12/31/27 12/31/27 N/A
(Waived)/repaid during the period ($000s) $— $34 $(787)

T. ROWE PRICE International Discovery Fund

accounts invested in the Investor Class. For the year ended October 31, 2025, expenses incurred pursuant to these service agreements were $123,000 for
Price Associates; $1,610,000 for T. Rowe Price Services, Inc.; and $133,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE International Discovery Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE International Discovery Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price International Discovery Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Discovery Fund
(one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Discovery Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Discovery Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $125,779,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $94,309,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
The fund will pass through foreign source income of $94,657,000 and foreign taxes paid of $11,411,000.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F38-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025